Note 1-Description of Business and Accounting Policies: Inventories (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Inventories

Inventories

Inventory currently consists predominately of goods purchased from third party suppliers and does not include raw materials. Certain inventory contains expiration dates (“shelf life”) and the efficacy of any product which is held beyond its shelf life may be impaired. Our inventory reserve is zero. The company purchased most inventory in 2011 with very little purchases in 2012 and as such, there are some products that are approached the end of their shelf life and were subsequently written off in 2013. Inventory cost is determined using the weighted average cost method.